STOCK-BASED COMPENSATION (Details Textual)						1 Months Ended													12 Months Ended
	Apr. 05, 2017 USD ($) $ / shares shares	Dec. 13, 2016 shares	Dec. 09, 2016 USD ($) $ / shares	Nov. 10, 2016 USD ($) $ / shares shares	Dec. 13, 2013 CNY (¥) shares	Jul. 27, 2017 shares	Apr. 24, 2017 USD ($) shares	Mar. 31, 2017 USD ($) $ / shares shares	Jan. 31, 2017 shares	Jan. 23, 2017 shares	Oct. 18, 2016 shares	Jul. 27, 2016 USD ($) $ / shares shares	Nov. 30, 2015 shares	Nov. 19, 2015 USD ($) $ / shares shares	Nov. 16, 2015 USD ($) $ / shares shares	Oct. 18, 2015 USD ($) $ / shares shares	Jan. 31, 2015 CNY (¥) ¥ / shares shares	Jan. 31, 2015 $ / shares	Jun. 30, 2017 CNY (¥) shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 CNY (¥) shares	Jun. 30, 2015 CNY (¥)	Jun. 15, 2017 $ / shares	Dec. 13, 2013 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																			0	0	0
Restricted Stock Closing Price | $ / shares			$ 1.35
Share-Based Compensation																			¥ 2,039,446	$ 300,918	¥ 2,096,162	¥ 1,294,629
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $			$ 4,063,500
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																			5,466,000	5,466,000	1,160,185
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares												$ 963,600
Stock or Unit Option Plan Expense																			¥ 12,904,723	$ 1,904,076	¥ 3,595,146	1,828,790
Stock Issued During Period, Shares, Issued for Services												876,000
Restricted Stock Closing Price | $ / shares								$ 1.2801				$ 1.10
Stock Issued During Period, Shares, Restricted Stock Award, Gross																800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																			1,617,121	1,617,121	536,972
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								25,000
Restricted Stock [Member] | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares	$ 1.30			$ 0.9121																			$ 1.101
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	75,000
Restricted Stock [Member] | July 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												1 year
Restricted Stock [Member] | July 2016 [Member] | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Issued for Services | $				$ 300,993
Restricted Stock [Member] | July 2016 [Member] | Consulting firm [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services												250,000
Stock Issued During Period, Value, Issued for Services | $												$ 275,000
Restricted Stock [Member] | November 2015 [Member] | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														3 months
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period													260,185
Restricted Stock [Member] | November 2016 [Member] | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 months
Stock Issued During Period, Shares, Issued for Services				330,000
Restricted Stock [Member] | March 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years
Restricted Stock [Member] | March 2017 [Member] | Consulting firm [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services								200,000
Stock Issued During Period, Value, Issued for Services | $								$ 256,020
Restricted Stock [Member] | April 2017 [Member] | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Stock Issued During Period, Shares, Issued for Services	300,000						500,000
Stock Issued During Period, Value, Issued for Services | $	$ 390,000						$ 555,050
Restricted Stock For Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																			1 year 2 months 8 days	1 year 2 months 8 days
Stock or Unit Option Plan Expense																			¥ 8,399,240	$ 1,239,298	¥ 2,287,415	1,585,462
Share-Based Compensation																			¥ 3,500,000	$ 520,000
Employees And Non Employee Director [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares																$ 0.88
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $																$ 704,000
Two Investor Firms [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares															$ 1.08
Stock Issued During Period, Shares, Restricted Stock Award, Gross															100,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $															$ 108,400
Two Investor Firms [Member] | Restricted Stock [Member] | November 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															4 months
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period													100,000
Senior Manager [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																			1 year 11 months 5 days	1 year 11 months 5 days
Share-Based Compensation																			¥ 27,460,000	$ 4,050,000
Management [Member] | Restricted Stock [Member] | July 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												3 years
Management [Member] | Performance Shares [Member] | December 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period										3,010,000
Employees [Member] | Restricted Stock [Member] | October 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																3 years
Mr Yin Shenping [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross					95,181												150,000
Mr. Chen Guangqiang [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Granted, Value, Share-based Compensation, Net of Forfeitures, Total | ¥					¥ 688,782												¥ 495,000
Restricted Stock Closing Price | $ / shares																		$ 1.65						$ 2.99
Stock Issued During Period, Shares, Restricted Stock Award, Gross					135,181												150,000
Bei Jing Tian Hong Tong Xin Technology Co. Ltd [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares														$ 0.95
Stock Issued During Period, Shares, Restricted Stock Award, Gross														260,185
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $														$ 247,176
Strategy Consulting Firm [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares												$ 1.10
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																			7 months 2 days	7 months 2 days
Stock or Unit Option Plan Expense																			¥ 2,039,446	$ 300,918	¥ 2,096,162	¥ 1,294,629
Share-Based Compensation																			¥ 870,000	$ 130,000
Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	400,000
Exercise price (per share) | $ / shares																		1.65
Share Based Compensation Arrangement By Share Based Payment Award Expiration Date																	Jan. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | (per share)																	¥ 10.13	$ 1.65
Share-based Compensation Award, Tranche One [Member] | Restricted Stock [Member] | October 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																3 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																					0
Share-based Compensation Award, Tranche One [Member] | Employees And Non Employee Director [Member] | Restricted Stock [Member] | October 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																			255,334	255,334
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																			19,000	19,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																			520,667	520,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period											266,667
Share-based Compensation Award, Tranche One [Member] | Employees [Member] | Restricted Stock [Member] | July 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																			596,667	596,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																			298,333	298,333
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period												19,000
Share-based Compensation Award, Tranche One [Member] | Employees [Member] | Restricted Stock [Member] | Subsequent Event [Member] | July 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						292,000
Share-based Compensation Award, Tranche Two [Member] | Management [Member] | Restricted Stock [Member] | January 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares									100,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																			100,000	100,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																			100,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																			100,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number																			100,000	100,000	0
Share-based Compensation Award, Tranche Three [Member] | Management [Member] | Restricted Stock [Member] | December 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																			153,574	153,574	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		76,788
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number																			0	0	153,574